EMPLOYEE RIGHTS UPON RETIREMENT	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
EMPLOYEE RIGHTS UPON RETIREMENT

NOTE 6 - EMPLOYEE RIGHTS UPON RETIREMENT

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances.

Pursuant to section 14 of the Israeli Severance Pay Law, 5723-1963, the Company’s employees covered under this section are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with pension companies. Payments in accordance with section 14 of the Israeli Severance Pay Law, 5723-1963 relieve the Company from any future severance payments in respect of those employees.